Accounts Payables, Other Payables and Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Payables, Other Payables and Contract Liabilities [Abstract]
Schedule of Accounts Payables, Other Payables and Contract Liabilities
	As of March 31,
	2025	2024
	US$	US$
Accounts payable	1,716,216	987,666
Accrued expenses	168,170	8,631
Contract liabilities	430,735	518,441
	2,315,121	1,514,738